Cover	Jul. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2020
Entity File Number	001-38253
Entity Registrant Name	FORESCOUT TECHNOLOGIES, INC.
Entity Central Index Key	0001145057
Entity Tax Identification Number	51-0406800
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	190 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	213-3191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares ($0.001 par value)
Trading Symbol	FSCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false